Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Related party transactions [abstract]
Amounts owed by related parties	£ 14,509	£ 5,683
Amounts owed to related parties	£ 23,663	£ 13,467